The Patriot

                           Sentry Variable Account II

                                 Annual Report

                               December 31, 2003

A flexible premium deferred variable annuity funded by T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund

MESSAGE TO SHAREHOLDERS

The economy strengthened in the first half of 2003 and expanded rapidly in the third quarter. The economic expansion pushed interest rates up in the second and third quarter, although rates still remain at low levels. The stock market anticipated stronger corporate earnings due to the economic recovery and made a strong showing during the second and third quarter.

Fiscal and monetary stimulus combined to drive Gross Domestic Product up to its highest levels in 20 years. The GDP increased at an annual rate of 7.2% in the third quarter. We do not believe this rate of growth is sustainable, but we do anticipate continued growth throughout 2004.

The economic expansion put upward pressure on interest rates. The yield on the 10-year treasury bond rose about 60 basis points during the third quarter. We expect continued upward pressure on rates as credit demands increase.

The stock market staged an outstanding comeback after three years of negative returns. The S&P 500 rose 14% through September and continued the rally through October. We believe the market is a bit ahead of the fundamentals at this juncture. We may see some retrenchment, but anticipate good stock market returns through at least the middle of 2004.

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,



Dale R. Schuh, CEO
Sentry Life Insurance Company








The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., Janus Aspen Institutional Series and Vanguard Variable Insurance Fund are sold only through the currently effective prospectus and are not available to the general public. Shares of these portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. This material is authorized for distribution only when preceded or accompanied by a prospectus. The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

                          SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2003

Assets:

Investments at value:
Janus Aspen Series:
   Aspen Growth Portfolio, 78,435 shares (cost $1,603,471)                                 $        1,508,302
   Aspen Mid Cap Growth Portfolio, 817,187 shares (cost $40,168,920)                               17,487,805
   Aspen Capital Appreciation Portfolio, 45,556 shares (cost $909,913)                                949,394
   Aspen Worldwide Growth Portfolio, 26,834 shares (cost $772,332)                                    692,841
   Aspen Balanced Portfolio, 84,973 shares (cost $1,890,499)                                        1,952,673

T. Rowe Price Fixed Income Series, Inc.:
   Prime Reserve Portfolio, 3,361,170 shares (cost $3,361,170)                                      3,361,170
   Limited Term Bond Portfolio, 1,266,864 shares (cost $6,306,185)                                  6,448,338

T. Rowe Price Equity Series, Inc.:
   Equity Income Portfolio, 150,125 shares (cost $2,769,376)                                        3,031,029
   Personal Strategy Balanced Portfolio, 806,093 shares (cost $12,345,381)                         13,002,282
   Mid-Cap Growth Portfolio, 43,028 shares (cost $733,244)                                            856,267

T. Rowe Price International Series, Inc.:
   International Stock Portfolio, 20,620 shares (cost $239,756)                                       246,208

Vanguard Variable Insurance Fund:
   Balanced Portfolio, 24,776 shares (cost $365,745)                                                  425,165
   Equity Index Portfolio, 15,629 shares (cost $361,953)                                              415,259
   High Yield Bond Portfolio, 18,601 shares (cost $153,365)                                           166,480
   Small Company Growth Portfolio, 21,862 shares (cost $310,407)                                      369,694
   Mid-Cap Index Portfolio, 16,349 shares (cost $186,858)                                             222,995
   REIT Index Portfolio, 25,610 shares (cost $347,528)                                                412,072
                                                                                             -----------------

Net Assets                                                                                 $       51,547,974
                                                                                             =================

The accompanying notes are an integral part of these financial statements

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                            STATEMENTS OF OPERATIONS

                                            For the Years Ended December 31,
                                            ----------------------------------------------------------------------------------------
                                                   Janus Aspen                   Janus Aspen                   Janus Aspen
                                                      Growth                   Mid Cap Growth                  Capital Appreciation
                                            ------------------------------  ---------------------------  ---------------------------
                                                2003            2002            2003          2002           2003          2002
                                            --------------  --------------  -------------  ------------  -------------  ------------
Investment Income:
  Dividends                                      $  1,238        $      -      $       -     $       -       $  4,183      $  5,076

Expenses:
  Mortality and expense risk charges               13,587          13,968        164,586       183,288          9,114         9,154
                                            --------------  --------------  -------------  ------------  -------------  ------------
Net investment income (loss)                      (12,349)        (13,968)      (164,586)     (183,288)        (4,931)       (4,078)
                                            --------------  --------------  -------------  ------------  -------------  ------------
Realized gains (losses) on investments:
  Realized net investment gain  (loss)           (156,703)       (251,597)    (5,034,834)   (6,935,739)       (69,347)     (146,029)

  Capital gain distributions received                   -               -              -             -              -             -
                                            --------------  --------------  -------------  ------------  -------------  ------------
  Realized gain (loss) on investments and
    capital gain distributions, net              (156,703)       (251,597)    (5,034,834)   (6,935,739)       (69,347)     (146,029)

Unrealized appreciation (depreciation), net       518,389        (161,506)     9,784,852       748,201        228,639        (6,796)
                                            --------------  --------------  -------------  ------------  -------------  ------------
Net increase (decrease) in net assets
  from operations                               $ 349,337      $ (427,071)   $ 4,585,432   $(6,370,826)     $ 154,361    $ (156,903)
                                            ==============  ==============  =============  ============  =============  ============

                                            For the Years Ended December 31,
                                            -----------------------------------------------------------
                                                  Janus Aspen                     Janus Aspen
                                                Worldwide Growth                   Balanced
                                            ------------------------------  ---------------------------
                                                2003            2002            2003          2002
                                            --------------  --------------  -------------  ------------
Investment Income:
  Dividends                                     $   6,920       $   6,270      $  41,068    $   46,880

Expenses:
  Mortality and expense risk charges                6,546           7,092         19,524        19,923
                                            --------------  --------------  -------------  ------------
Net investment income (loss)                          374            (822)        21,544        26,957
                                            --------------  --------------  -------------  ------------
Realized gains (losses) on investments:
  Realized net investment gain  (loss)           (116,744)       (106,806)       (53,077)      (71,044)

  Capital gain distributions received                   -               -              -             -
                                            --------------  --------------  -------------  ------------
  Realized gain (loss) on investments and
    capital gain distributions, net              (116,744)       (106,806)       (53,077)      (71,044)

Unrealized appreciation (depreciation), net       247,920         (99,088)       255,040      (104,916)
                                            --------------  --------------  -------------  ------------

Net increase (decrease) in net assets
  from operations                             $   131,550     $  (206,716)     $ 233,507     $(149,003)
                                            ==============  ==============  =============  ============

The accompanying notes are an integral part of these financial statements.

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                            STATEMENTS OF OPERATIONS


                                            For the Years Ended December 31,
                                            ----------------------------------------------------------------------------------------
                                                   T. Rowe Price                 T. Rowe Price                 T. Rowe Price
                                                   Prime Reserve               Limited Term Bond               Equity Income
                                            ------------------------------  ---------------------------  ---------------------------
                                                2003            2002            2003          2002           2003          2002
                                            --------------  --------------  -------------  ------------  -------------  ------------
Investment Income:
  Dividends                                      $ 25,552        $ 53,835      $ 254,882     $ 298,099       $ 44,245      $ 40,357

Expenses:
  Mortality and expense risk charges               38,861          39,056         70,433        64,257         27,210        24,947
                                            --------------  --------------  -------------  ------------  -------------  ------------
Net investment income (loss)                      (13,309)         14,779        184,449       233,842         17,035        15,410
                                            --------------  --------------  -------------  ------------  -------------  ------------
Realized gains (losses) on investments:
  Realized net investment gain  (loss)                  -               -         89,411        50,155        (56,451)      (55,786)

  Capital gain distributions received                   -               -         12,555             -              -         2,426
                                            --------------  --------------  -------------  ------------  -------------  ------------
  Realized gain (loss) on investments and
    capital gain distributions, net                     -               -        101,966        50,155        (56,451)      (53,360)

Unrealized appreciation (depreciation), net             -               -        (79,633)      (19,792)       617,765      (345,807)
                                            --------------  --------------  -------------  ------------  -------------  ------------
Net increase (decrease) in net assets
  from operations                               $ (13,309)       $ 14,779      $ 206,782     $ 264,205      $ 578,349    $ (383,757)
                                            ==============  ==============  =============  ============  =============  ============

                                            For the Years Ended December 31,
                                            ----------------------------------------------------------------------------------------
                                                  T. Rowe Price                   T. Rowe Price                 T. Rowe Price
                                             Personal Strategy Balanced           Mid-Cap Growth*             International Stock
                                            ------------------------------  ---------------------------  ---------------------------
                                                2003            2002            2003          2002           2003          2002
                                            --------------  --------------  -------------  ------------  -------------  ------------
Investment Income:
  Dividends                                     $ 259,727       $ 306,399            $ -           $ -        $ 2,545       $ 1,378

Expenses:
  Mortality and expense risk charges              122,877         125,619          3,895           511          1,690         1,521
                                            --------------  --------------  -------------  ------------  -------------  ------------
Net investment income (loss)                      136,850         180,780         (3,895)         (511)           855          (143)
                                            --------------  --------------  -------------  ------------  -------------  ------------
Realized gains (losses) on investments:
  Realized net investment gain  (loss)           (183,595)       (262,936)         1,102          (594)        (7,074)      (24,499)

  Capital gain distributions received               8,006               -              -             -            196           138
                                            --------------  --------------  -------------  ------------  -------------  ------------
  Realized gain (loss) on investments and
    capital gain distributions, net              (175,589)       (262,936)         1,102          (594)        (6,878)      (24,361)

Unrealized appreciation (depreciation), net     2,538,772      (1,039,235)       124,607        (1,584)        53,261        (7,014)
                                            --------------  --------------  -------------  ------------  -------------  ------------

Net increase (decrease) in net assets
  from operations                             $ 2,500,033     $(1,121,391)     $ 121,814      $ (2,689)      $ 47,238     $ (31,518)
                                            ==============  ==============  =============  ============  =============  ============

*Commenced offering on May 1, 2002.

The accompanying notes are an integral part of these financial statements.

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                            STATEMENTS OF OPERATIONS


                                             For the Years Ended December 31,
                                             ---------------------------------------------------------------------------------------
                                               Vanguard                             Vanguard                      Vanguard
                                               Balanced*                         Equity Index*                 High Yield Bond*
                                             ----------------------------  ---------------------------  ----------------------------
                                                 2003           2002          2003           2002           2003           2002
                                             -------------  -------------  ------------  -------------  -------------  -------------
Investment Income:
  Dividends                                       $ 8,773            $ -       $ 3,218            $ -        $ 6,093            $ -

Expenses:
  Mortality and expense risk charges                4,087          1,342         3,092            724          2,051            332
                                             -------------  -------------  ------------  -------------  -------------  -------------
Net investment income (loss)                        4,686         (1,342)          126           (724)         4,042           (332)
                                             -------------  -------------  ------------  -------------  -------------  -------------
Realized gains (losses) on investments:
  Realized net investment gain  (loss)                856         (4,513)          266         (1,364)         8,410           (862)

  Capital gain distributions received                   -              -         6,436              -              -              -
                                             -------------  -------------  ------------  -------------  -------------  -------------
  Realized gain (loss) on investments and
    capital gain distributions, net                   856         (4,513)        6,702         (1,364)         8,410           (862)

Unrealized appreciation (depreciation), net        57,412          2,008        57,073         (3,767)         9,312          3,803
                                             -------------  -------------  ------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  from operations                                $ 62,954       $ (3,847)     $ 63,901       $ (5,855)      $ 21,764        $ 2,609
                                             =============  =============  ============  =============  =============  =============

                                             For the Years Ended December 31,
                                             ---------------------------------------------------------------------------------------
                                                      Vanguard                     Vanguard                     Vanguard
                                                Small Company Growth*             Mid-Cap Index*               REIT Index*
                                             ----------------------------  ---------------------------  ----------------------------
                                                 2003           2002          2003           2002           2003           2002
                                             -------------  -------------  ------------  -------------  -------------  -------------
Investment Income:
  Dividends                                          $ 24            $ -         $ 790            $ -        $ 9,230            $ -

Expenses:
  Mortality and expense risk charges                2,231            570         1,526            376          3,731            393
                                             -------------  -------------  ------------  -------------  -------------  -------------
Net investment income (loss)                       (2,207)          (570)         (736)          (376)         5,499           (393)
                                             -------------  -------------  ------------  -------------  -------------  -------------
Realized gains (losses) on investments:
  Realized net investment gain  (loss)                132        (11,769)          842           (572)        25,018         (3,305)

  Capital gain distributions received                   -              -         2,526              -          7,169              -
                                             -------------  -------------  ------------  -------------  -------------  -------------
  Realized gain (loss) on investments and
    capital gain distributions, net                   132        (11,769)        3,368           (572)        32,187         (3,305)

Unrealized appreciation (depreciation), net        65,053         (5,766)       37,387         (1,251)        63,439          1,105
                                             -------------  -------------  ------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  from operations                                $ 62,978      $ (18,105)     $ 40,019       $ (2,199)     $ 101,125       $ (2,593)
                                             =============  =============  ============  =============  =============  =============

*Commenced offering on May 1, 2002.

The accompanying notes are an integral part of these financial statements

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENTS OF CHANGES IN NET ASSETS

                                           For the Years ended December 31,
                                           -----------------------------------------------------------------------------------------
                                                    Janus Aspen                  Janus Aspen                      Janus Aspen
                                                      Growth                    Mid Cap Growth                Capital Appreciation
                                           ------------------------------  ---------------------------  --------------------------
                                               2003            2002            2003          2002           2003           2002
                                           --------------  --------------  -------------  ------------  -------------  -----------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                 $ (12,349)       $(13,968)     $(164,586)    $(183,288)      $ (4,931)      $ (4,078)

  Realized gains (losses) on investments        (156,703)       (251,597)    (5,034,834)   (6,935,739)       (69,347)      (146,029)

  Unrealized appreciation
  (depreciation), net                            518,389        (161,506)     9,784,852       748,201        228,639         (6,796)
                                           --------------  --------------  -------------  ------------  -------------  -------------
Net increase  (decrease) in net assets
 from operations                                 349,337        (427,071)     4,585,432    (6,370,826)       154,361       (156,903)
                                           --------------  --------------  -------------  ------------  -------------  -------------
Contract transactions:
  Purchase payments                              176,619         247,875        440,350       676,017        147,743        265,675

  Transfers between subaccounts, net             (27,018)       (158,707)      (602,480)   (1,011,382)       (56,643)      (119,400)

  Withdrawals                                   (103,621)        (84,905)    (1,257,432)   (1,623,724)       (89,069)       (68,020)

  Contract maintenance fees                       (4,842)         (5,088)       (45,146)      (50,898)        (4,438)        (4,817)

  Surrender charges                               (5,563)         (4,133)       (18,474)      (23,963)        (5,570)        (3,747)
                                           --------------  --------------  -------------  ------------  -------------  -------------
Net increase (decrease) in net assets
  derived from contract transactions              35,575          (4,958)    (1,483,182)   (2,033,950)        (7,977)        69,691
                                           --------------  --------------  -------------  ------------  -------------  -------------
Total increase (decrease) in net assets          384,912        (432,029)     3,102.250    (8,404,776)       146,384        (87,212)

Net assets at beginning of year                1,123,390       1,555,419     14,385,555    22,790,331        803,010        890,222
                                           --------------  --------------  -------------  ------------  -------------  -------------
Net assets at end of year                    $ 1,508,302     $ 1,123,390    $17,487,805   $14,385,555     $  949,394     $  803,010
                                           ==============  ==============  =============  ============  =============  =============

                                           For the Years ended December 31,
                                           -----------------------------------------------------------
                                                 Janus Aspen                      Janus Aspen
                                               Worldwide Growth                     Balanced
                                           ------------------------------  ---------------------------
                                                2003            2002           2003          2002
                                           --------------  --------------  -------------  ------------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                 $     374       $    (822)      $ 21,544    $   26,957

  Realized gains (losses) on investments        (116,744)       (106,806)       (53,077)      (71,044)

  Unrealized appreciation
  (depreciation), net                            247,920         (99,088)       255,040      (104,916)
                                           --------------  --------------  -------------  ------------
Net increase  (decrease) in net assets
 from operations                                131,550        (206,716)       223,507      (149,003)
                                           --------------  --------------  -------------  ------------
Contract transactions:
  Purchase payments                               76,599         166,685        264,205       366,176

  Transfers between subaccounts, net             (47,728)        (39,698)      (174,472)      (98,109)

  Withdrawals                                    (62,217)        (49,916)      (171,312)     (186,141)

  Contract maintenance fees                       (2,476)         (2,761)        (6,593)       (6,698)

  Surrender charges                               (3,619)         (3,198)        (7,079)       (8,077)
                                           --------------  --------------  -------------  ------------
Net increase (decrease) in net assets
  derived from contract transactions             (39,441)         71,112        (95,251)       67,151
                                           --------------  --------------  -------------  ------------
Total increase (decrease) in net assets           92,109        (135,604)       128,256       (81,852)

Net assets at beginning of year                  600,732         736,336      1,824,417     1,906,269
                                           --------------  --------------  -------------  ------------
Net assets at end of year                    $   692,841     $   600,732    $ 1,952,673   $ 1,824,417
                                           ==============  ==============  =============  ============

The accompanying notes are an integral part of these financial statements.

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENTS OF CHANGES IN NET ASSETS

                                           For the Years ended December 31,
                                           -----------------------------------------------------------------------------------------
                                                  T. Rowe Price                 T. Rowe Price                  T. Rowe Price
                                                  Prime Reserve                Limited Term Bond               Equity Income
                                           ------------------------------  ---------------------------  ----------------------------
                                               2003            2002            2003          2002           2003           2002
                                           --------------  --------------  -------------  ------------  -------------  -------------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                 $ (13,309)       $ 14,779      $ 184,449     $ 233,842       $ 17,035       $ 15,410

  Realized gains (losses) on investments               -               -        101,966        50,155        (56,451)       (53,360)

  Unrealized appreciation
  (depreciation), net                                  -               -        (79,633)      (19,792)       617,765       (345,807)
                                           --------------  --------------  -------------  ------------  -------------  -------------
Net increase  (decrease) in net assets
 from operations                                 (13,309)         14,779        206,782       264,205        578,349       (383,757)
                                           --------------  --------------  -------------  ------------  -------------  -------------
Contract transactions:
  Purchase payments                              231,619         475,549        417,373       715,954        247,164        768,885

  Transfers between subaccounts, net            (316,508)        661,079        (33,700)      268,386         48,031        176,590

  Withdrawals                                   (485,986)       (652,625)      (624,338)     (536,953)      (223,308)      (220,614)

  Contract maintenance fees                       (5,471)         (5,136)       (10,004)       (8,529)        (6,725)        (5,966)

  Surrender charges                               (8,185)         (9,577)       (15,140)       (4,969)        (8,482)        (9,227)
                                           --------------  --------------  -------------  ------------  -------------  -------------
Net increase (decrease) in net assets
  derived from contract transactions            (584,531)        469,290       (265,809)      433,889         56,680        709,668
                                           --------------  --------------  -------------  ------------  -------------  -------------

Total increase (decrease) in net assets         (597,840)        484,069        (59,027)      698,094        635,029        325,911

Net assets at beginning of year                3,959,010       3,474,941      6,507,365     5,809,271      2,396,000      2,070,089
                                           --------------  --------------  -------------  ------------  -------------  -------------
Net assets at end of year                    $ 3,361,170     $ 3,959,010     $6,448,338    $6,507,365     $3,031,029     $2,396,000
                                           ==============  ==============  =============  ============  =============  =============


                                           For the Years ended December 31,
                                           -----------------------------------------------------------------------------------------
                                                 T. Rowe Price                  T. Rowe Price                  T. Rowe Price
                                            Personal Strategy Balanced         Mid Cap Growth*              International Stock
                                           ------------------------------  ---------------------------  ----------------------------
                                                2003            2002           2003          2002           2003           2002
                                           --------------  --------------  -------------  ------------  -------------  -------------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                 $ 136,850       $ 180,780       $ (3,895)       $ (511)         $ 855         $ (143)

  Realized gains (losses) on investments        (175,589)       (262,936)         1,102          (594)        (6,878)       (24,361)

  Unrealized appreciation
  (depreciation), net                          2,538,772      (1,039,235)       124,607        (1,584)        53,261         (7,014)
                                           --------------  --------------  -------------  ------------  -------------  -------------
Net increase  (decrease) in net assets
 from operations                               2,500,033      (1,121,391)       121,814        (2,689)        47,238        (31,518)
                                           --------------  --------------  -------------  ------------  -------------  -------------
Contract transactions:
  Purchase payments                              382,387         661,736         48,197        80,034         34,788         33,344

  Transfers between subaccounts, net             (11,226)       (144,777)       578,770        52,117         47,083         (4,989)

  Withdrawals                                   (993,558)     (1,312,985)       (21,218)            -        (12,304)       (17,466)

  Contract maintenance fees                      (16,702)        (17,089)          (629)          (96)          (346)          (316)

  Surrender charges                              (11,264)        (14,718)           (33)            -           (187)          (788)
                                           --------------  --------------  -------------  ------------  -------------  -------------
Net increase (decrease) in net assets
  derived from contract transactions            (650,363)       (827,833)       605,087       132,055         69,034          9,785
                                           --------------  --------------  -------------  ------------  -------------  -------------
Total increase (decrease) in net assets        1,849,670      (1,949,224)       726,901       129,366        116,272        (21,733)

Net assets at beginning of year               11,152,612      13,101,836        129,366             -        129,936        151,669
                                           --------------  --------------  -------------  ------------  -------------  -------------
Net assets at end of year                    $13,002,282     $11,152,612      $ 856,267     $ 129,366      $ 246,208      $ 129,936
                                           ==============  ==============  =============  ============  =============  =============

*Commenced offering on May 1, 2002.

The accompanying notes are an integral part of these financial statements

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENTS OF CHANGES IN NET ASSETS

                                           For the Years ended December 31,
                                           ---------------------------------------------------------------------------------------
                                                    Vanguard                    Vanguard                      Vanguard
                                                    Balanced*                 Equity Index*                 High Yield Bond*
                                           ----------------------------  ---------------------------  ----------------------------
                                               2003           2002          2003           2002           2003           2002
                                           -------------  -------------  ------------  -------------  -------------  -------------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                  $ 4,686       $ (1,342)        $ 126         $ (724)       $ 4,042         $ (332)

  Realized gains (losses) on investments            856         (4,513)        6,702         (1,364)         8,410           (862)

  Unrealized appreciation
  (depreciation), net                            57,412          2,008        57,073         (3,767)         9,312          3,803
                                           -------------  -------------  ------------  -------------  -------------  -------------
Net increase (decrease) in net assets
 from operations                                 62,954         (3,847)       63,901         (5,855)        21,764          2,609
                                           -------------  -------------  ------------  -------------  -------------  -------------
Contract transactions:
  Purchase payments                              78,032        172,830        44,035        101,813         28,579         50,725

  Transfers between subaccounts, net             28,322         96,825       119,055        112,211         41,426         24,048

  Withdrawals                                    (6,598)        (2,323)      (16,074)        (3,313)        (2,276)             -

  Contract maintenance fees                        (587)           (62)         (396)            (9)          (364)             -

  Surrender charges                                (285)           (96)          (91)           (18)           (31)             -
                                           -------------  -------------  ------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  derived from contract transactions             98,884        267,174       146,529        210,684         67,334         74,773
                                           -------------  -------------  ------------  -------------  -------------  -------------
Total increase (decrease) in net assets         161,838        263,327       210,430        204,829         89,098         77,382

Net assets at beginning of year                 263,327              -       204,829              -         77,382              -
                                           -------------  -------------  ------------  -------------  -------------  -------------
Net assets at end of year                     $ 425,165      $ 263,327     $ 415,259      $ 204,829      $ 166,480       $ 77,382
                                           =============  =============  ============  =============  =============  =============

                                           For the Years ended December 31,
                                           ----------------------------------------------------------------------------------------
                                                    Vanguard                     Vanguard                       Vanguard
                                              Small Company Growth*            Mid-Cap Index*                  REIT Index*
                                           ----------------------------  ---------------------------   ----------------------------
                                               2003           2002          2003           2002            2003           2002
                                           -------------  -------------  ------------  -------------   -------------  -------------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                 $ (2,207)        $ (570)       $ (736)        $ (376)        $ 5,499         $ (393)

  Realized gains (losses) on investments            132        (11,769)        3,368           (572)         32,187         (3,305)

  Unrealized appreciation
  (depreciation), net                            65,053         (5,766)       37,387         (1,251)         63,439          1,105
                                           -------------  -------------  ------------  -------------   -------------  -------------
Net increase (decrease) in net assets
 from operations                                 62,978        (18,105)       40,019         (2,199)        101,125         (2,593)
                                           -------------  -------------  ------------  -------------   -------------  -------------
Contract transactions:
  Purchase payments                              61,326         35,252        31,537         48,935          89,758         21,909

  Transfers between subaccounts, net            167,196         71,315        79,594         30,933         160,374         83,558

  Withdrawals                                    (7,350)        (2,241)       (3,865)        (1,392)        (40,556)             -

  Contract maintenance fees                        (356)           (43)         (383)           (69)           (443)           (83)

  Surrender charges                                (220)           (58)          (82)           (33)           (977)             -
                                           -------------  -------------  ------------  -------------   -------------  -------------
Net increase (decrease) in net assets
  derived from contract transactions            220,596        104,225       106,801         78,374         208,156        105,384
                                           -------------  -------------  ------------  -------------   -------------  -------------

Total increase (decrease) in net assets         283,574         86,120       146,820         76,175         309,281        102,791

Net assets at beginning of year                  86,120              -        76,175              -         102,791              -
                                           -------------  -------------  ------------  -------------   -------------  -------------
Net assets at end of year                     $ 369,694       $ 86,120     $ 222,995       $ 76,175       $ 412,072      $ 102,791
                                           =============  =============  ============  =============   =============  =============

*Commenced offering May 1, 2002.

The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 and 2002

1.    Organization

      The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     The assets of each subaccount of the Variable Account are invested in shares of corresponding portolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by contract owners.

      During 2003, Janus Aspen Aggressive Growth Portfolio was re-named to Janus Aspen Mid Cap Growth Portfolio.

      The Funds are diversifed open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Account's Annual Report.

2.    Significant Accounting Policies

      Valuation of Investments

      Investments in shares of the Funds are valued at each Fund's offering and redemption price.

      Securities Transactions and Investment Income

      Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

      Federal Income Taxes

      The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

      Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 and 2002

3.   Purchases and Sales of Securities

     In 2003, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                      Proceeds
                                                      Purchases       on Sales
                                                   ---------------- ------------
Janus Aspen Growth Portfolio                             $ 241,941     $ 218,714
Janus Aspen Mid Cap Growth Portfolio                       708,474     2,356,242
Janus Aspen Capital Appreciation Portfolio                 202,402       215,311
Janus Aspen Worldwide Growth Portfolio                     100,047       139,113
Janus Aspen Balanced Portfolio                             376,865       450,572
T. Rowe Price Prime Reserve Portfolio                      563,887     1,161,727
T. Rowe Price Limited Term Bond Portfolio                1,319,495     1,388,299
T. Rowe Price Equity Income Portfolio                      495,220       421,505
T. Rowe Price Personal Strategy Balanced Portfolio       1,040,839     1,546,346
T. Rowe Price Mid-Cap Growth Portfolio                     637,960        36,768
T. Rowe Price International Stock Portfolio                 86,432        16,349
Vanguard Balanced Portfolio                                136,989        33,418
Vanguard Equity Index Portfolio                            217,314        64,224
Vanguard High Yield Bond Portfolio                         180,459       109,084
Vanguard Small Company Growth Portfolio                    237,058        18,669
Vanguard Mid-Cap Index Portfolio                           122,491        13,902
Vanguard REIT Index Portfolio                              409,930       189,105
                                                   ---------------- ------------
    Total                                               $7,077,803    $8,379,348
                                                   ================ ============

     In 2002, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                       Proceeds
                                                   Purchases           on Sales
                                                   ---------------- ------------
Janus Aspen Growth Portfolio                             $ 294,067     $ 313,611
Janus Aspen Aggressive Growth Portfolio                    849,541     3,070,272
Janus Aspen Capital Appreciation Portfolio                 327,881       262,545
Janus Aspen Worldwide Growth Portfolio                     191,266       121,337
Janus Aspen Balanced Portfolio                             538,767       445,219
T. Rowe Price Prime Reserve Portfolio                    1,525,216     1,041,565
T. Rowe Price Limited Term Bond Portfolio                1,668,016     1,000,563
T. Rowe Price Equity Income Portfolio                    1,261,710       535,190
T. Rowe Price Personal Strategy Balanced Portfolio       1,304,985     1,954,031
T. Rowe Price Mid-Cap Growth Portfolio                     134,720         3,176
T. Rowe Price International Stock Portfolio                 42,494        33,129
Vanguard Balanced Portfolio                                339,170        73,338
Vanguard Equity Index Portfolio                            218,102         8,142
Vanguard High Yield Bond Portfolio                         102,877        28,436
Vanguard Small Company Growth Portfolio                    147,052        43,397
Vanguard Mid-Cap Index Portfolio                            84,899         6,901
Vanguard REIT Index Portfolio                              146,988        41,997
                                                   ---------------- ------------
    Total                                               $9,177,751    $8,982,849
                                                   ================ ============

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 and 2002

4.    Expenses and related Party Transactions

      A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The Company has elected to pass through to the Variable Account any administrative allowances received from the Funds. Allowances equal to .15% of the daily net asset value of the Janus Aspen and T. Rowe Price portfolios are reflected on the Statements of Operations as a reduction to mortality and expense risk charges.

      The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

      There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

      Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 and 2002

5.    Changes in Units Outstanding
      The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                         Units            Units         Net Increase
                                                        Issued          Redeemed         (Decrease)
                                                     --------------   --------------   ----------------
 Janus Aspen Growth Portfolio                               50,509           42,848              7,661
 Janus Aspen Mid Cap Growth Portfolio                       25,103           77,399            (52,296)
 Janus Aspen Capital Appreciation Portfolio                 36,609           37,996             (1,387)
 Janus Aspen Worldwide Growth Portfolio                     19,841           27,794             (7,953)
 Janus Aspen Balanced Portfolio                             38,092           49,283            (11,191)
 T. Rowe Price Prime Reserve Portfolio                      26,858           56,037            (29,179)
 T. Rowe Price Limited Term Bond Portfolio                  33,904           42,400             (8,496)
 T. Rowe Price Equity Income Portfolio                      42,842           38,302              4,540
 T. Rowe Price Personal Strategy Balanced Portfolio         26,153           49,423            (23,270)
 T. Rowe Price Mid-Cap Growth Portfolio                     65,730            3,328             62,402
 T. Rowe Price International Stock Portfolio                13,785            2,434             11,351
 Vanguard Balanced Portfolio                                13,217            2,902             10,315
 Vanguard Equity Index Portfolio                            22,148            7,105             15,043
 Vanguard High Yield Bond Portfolio                         16,683            9,866              6,817
 Vanguard Small Company Growth Portfolio                    25,233            1,799             23,434
 Vanguard Mid-Cap Index Portfolio                           12,911            1,303             11,608
 Vanguard REIT Index Portfolio                              38,182           16,306             21,876


      The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                                         Units            Units         Net Increase
                                                        Issued          Redeemed         (Decrease)
                                                     --------------   --------------   ----------------
Janus Aspen Growth Portfolio                                55,176           56,912             (1,736)
Janus Aspen Aggressive Growth Portfolio                     30,062          104,753            (74,691)
Janus Aspen Capital Appreciation Portfolio                  56,757           44,956             11,801
Janus Aspen Worldwide Growth Portfolio                      34,073           21,287             12,786
Janus Aspen Balanced Portfolio                              55,648           48,566              7,082
T. Rowe Price Prime Reserve Portfolio                       73,415           50,001             23,414
T. Rowe Price Limited Term Bond Portfolio                   46,315           31,588             14,727
T. Rowe Price Equity Income Portfolio                      111,716           48,932             62,784
T. Rowe Price Personal Strategy Balanced Portfolio          35,369           65,177            (29,808)
T. Rowe Price Mid-Cap Growth Portfolio                      16,604              323             16,281
T. Rowe Price International Stock Portfolio                  6,713            5,343              1,370
Vanguard Balanced Portfolio                                 36,672            7,766             28,906
Vanguard Equity Index Portfolio                             26,087              907             25,180
Vanguard High Yield Bond Portfolio                          10,810            2,915              7,895
Vanguard Small Company Growth Portfolio                     16,982            5,716             11,266
Vanguard Mid-Cap Index Portfolio                            10,340              748              9,592
Vanguard REIT Index Portfolio                               15,416            4,450             10,966

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 and 2002

6.    Financial Highlights

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2003 follows:


                                                                                                 Expenses       Income
                                                                                                as a % of     as a % of
                                                                          Net Assets             Average       Average
                                                                    -----------------------
                                                                      Unit                           Net         Net       Total
                                                          Units      Value          (000's)        Assets*      Assets     Return
Janus Aspen Growth Portfolio                              263,699      $5.72       $ 1,508           1.2%        0.09 %     30.19 %
Janus Aspen Mid Cap Growth Portfolio                      523,724      33.39        17,488           1.20           -       33.53
Janus Aspen Capital Appreciation Portfolio                156,054       6.08           949           1.20        0.48       19.10
Janus Aspen Worldwide Growth Portfolio                    124,544       5.56           693           1.20        1.11       22.52
Janus Aspen Balanced Portfolio                            205,403       9.51         1,953           1.20        2.21       12.69
T. Rowe Price Prime Reserve Portfolio                     168,104      19.99         3,361           1.20        0.69       (0.54)
T. Rowe Price Limited Term Bond Portfolio                 205,498      31.38         6,448           1.20        3.80        3.01
T. Rowe Price Equity Income Portfolio                     248,611      12.19         3,031           1.20        1.70       24.02
T. Rowe Price Personal Strategy Balanced Portfolio        391,993      33.17        13,002           1.20        2.22       23.33
T. Rowe Price Mid-Cap Growth Portfolio                     78,683      10.88           856           1.20           -       36.78
T. Rowe Price International Stock Portfolio                35,655       6.91           246           1.20        1.55       28.99
Vanguard Balanced Portfolio                                39,221      10.84           425           1.20        2.58       18.82
Vanguard Equity Index Portfolio                            40,223      10.32           415           1.20        1.24       26.74
Vanguard High Yield Bond Portfolio                         14,712      11.32           166           1.20        3.61       15.28
Vanguard Small Company Growth Portfolio                    34,700      10.65           370           1.20        0.01       39.20
Vanguard Mid-Cap Index Portfolio                           21,200      10.52           223           1.20        0.61       32.27
Vanguard REIT Index Portfolio                              32,842      12.55           412           1.20        2.97       33.68

    * Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2002 follows:

                                                                                                Expenses       Income
                                                                                               as a % of     as a % of
                                                                          Net Assets            Average       Average
                                                                    -----------------------
                                                                      Unit                          Net         Net        Total
                                                          Units      Value          (000's)        Assets*     Assets      Return
Janus Aspen Growth Portfolio                             256,038 $     4.39 $       1,123         1.20 %           - %    (27.29)%
Janus Aspen Aggressive Growth Portfolio                  576,020      24.97        14,386         1.20             -      (28.69)
Janus Aspen Capital Appreciation Portfolio               157,441       5.10           803         1.20          0.58      (16.56)
Janus Aspen Worldwide Growth Portfolio                   132,497       4.53           601         1.20          0.93      (26.29)
Janus Aspen Balanced Portfolio                           216,594       8.42         1,824         1.20          2.47       (7.42)
T. Rowe Price Prime Reserve Portfolio                    197,283      20.07         3,959         1.20          1.44        0.41
T. Rowe Price Limited Term Bond Portfolio                213,994      30.41         6,507         1.20          4.83        4.31
T. Rowe Price Equity Income Portfolio                    244,071       9.82         2,396         1.20          1.68      (14.03)
T. Rowe Price Personal Strategy Balanced Portfolio       415,263      26.86        11,153         1.20          2.57       (8.77)
T. Rowe Price Mid-Cap Growth Portfolio                    16,281       7.95           129         1.20 ***         - ***  (20.54)**
T. Rowe Price International Stock Portfolio               24,304       5.35           130         1.20          0.95      (19.16)
Vanguard Balanced Portfolio                               28,906       9.11           263         1.20 ***         - ***   (8.90)**
Vanguard Equity Index Portfolio                           25,180       8.13           205         1.20 ***         - ***  (18.66)**
Vanguard High Yield Bond Portfolio                         7,895       9.80            77         1.20 ***         - ***   (1.99)**
Vanguard Small Company Growth Portfolio                   11,266       7.64            86         1.20 ***         - ***  (23.56)**
Vanguard Mid-Cap Index Portfolio                           9,592       7.94            76         1.20 ***         - ***  (20.58)**
Vanguard REIT Index Portfolio                             10,966       9.37           103         1.20 ***         - ***   (6.26)**

    * Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts. ** For the period May 1, 2002 through December 31, 2002.
  *** Annualized

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 and 2002

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2001 follows:

                                                                                            Expenses     Income
                                                                                           as a % of    as a % of
                                                                       Net Assets           Average      Average
                                                                 -----------------------
                                                                   Unit                       Net          Net         Total
                                                      Units       Value          (000's)     Assets*      Assets       Return
Janus Aspen Growth Portfolio                           257,774   $   6.03    $    1,555       1.20 %       0.07 %     (25.73)%
Janus Aspen Aggressive Growth Portfolio                650,711      35.02        22,790       1.20            -       (40.22)
Janus Aspen Capital Appreciation Portfolio             145,640       6.11           890       1.20         1.40       (22.72)
Janus Aspen Worldwide Growth Portfolio                 119,711       6.15           736       1.20         0.53       (23.46)
Janus Aspen Balanced Portfolio                         209,512       9.10         1,906       1.20         3.10        (5.94)
T. Rowe Price Prime Reserve Portfolio                  173,869      19.99         3,475       1.20         3.92         2.68
T. Rowe Price Limited Term Bond Portfolio              199,267      29.15         5,809       1.20         5.56         7.07
T. Rowe Price Equity Income Portfolio                  181,287      11.42         2,070       1.20         1.53         0.08
T. Rowe Price Personal Strategy Balanced Portfolio     445,071      29.44        13,102       1.20         2.87        (3.73)
T. Rowe Price International Stock Portfolio             22,934       6.61           152       1.20         2.14       (23.37)

    * Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

7.    Concentrations of Ownership

      At December 31, 2003 significant concentrations of ownership were as follows:

                                               Number of
                                             Contract Owners   Percentage Owned
T. Rowe Price Mid-Cap Growth Portfolio             1                 28.5
T. Rowe Price International Stock Portfolio        2                 28.1
Vanguard Balanced Portfolio                        1                 13.0
Vanguard Equity Income Portfolio                   1                 20.7
Vanguard High Yield Bond Portfolio                 1                 19.7
Vanguard Small Company Growth Portfolio            1                 11.2
Vanguard Mid-Cap Index Portfolio                   1                 10.4
Vanguard REIT Index Portfolio                      1                 19.3


     At December 31, 2002 significant concentrations of ownership were as follows;

                                                Number of
                                             Contract Owners   Percentage Owned
T. Rowe Price Mid-Cap Growth Portfolio              3                58.8
T. Rowe Price International Stock Portfolio         1                29.5
Vanguard Balanced Portfolio                         2                27.9
Vanguard Equity Income Portfolio                    3                64.9
Vanguard High Yield Bond Portfolio                  2                50.6
Vanguard Small Company Growth Portfolio             2                37.2
Vanguard Mid-Cap Index Portfolio                    4                47.2
Vanguard REIT Index Portfolio                       2                27.1

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Sentry Life Insurance Company
   and
The Contract Owners of
Sentry Variable Account II:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account II, and its Janus Aspen Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, T. Rowe Price International Stock Portfolio, Vanguard Balanced Portfolio, Vanguard Equity Index Portfolio, Vanguard High Yield Bond Portfolio, Vanguard Small Company Growth Portfolio, Vanguard Mid-Cap Index Portfolio, and Vanguard REIT Index Portfolio at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2003, by correspondence with the investment advisors, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
February 13, 2004